Note 2 - Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]

2. Cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	December 31,
	2022	2021
	A$	A$
Cash and cash equivalents	25,977,703	15,318,201
Restricted cash – current assets	527,148	1,968,814
Restricted cash – non-current assets	320,000	812,204
	26,824,851	18,099,219

Restricted cash maintained by the Company in the form of term deposits is as follows:

	December 31,
	2022	2021
	A$	A$
Performance guarantee (a) - current assets	527,148	1,968,814
Collateral for facilities (b) - non-current assets	320,000	320,000
Performance guarantee (a) - non-current assets	0	492,204
	847,148	2,781,018

(a)

Performance guarantee represents letter of credit issued in favour of Siemens pursuant to the 2019 Siemens Agreements. The performance guarantee was initially issued for US$5,000,000 and the same reduces in equal quarterly amounts over the 42 months with effect from September 18, 2019. The performance guarantee will expire in March 2023.

(b)	Collateral for facilities represents bank guarantee of A$250,000 for commercial lease of UBS’ premises and security deposit on Company’s credit cards of A$70,000.

Interest earned on the restricted cash for years ended December 31, 2022 and 2021 was A$27,534 and A$8,668 respectively.